Event occurring after the reporting period (Details) - Other disposals of assets [member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Apr. 10, 2026 USD ($)
Event occurring after the reporting period
Disposal of financial assets measured at amortized cost | $		$ 184,000
Fair value loss on financial assets measured at amortised cost | ¥	¥ 127.9